Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrant Liability [Abstract]
Schedule of Fair Value of Warrant Liabilities was Measured Using a Black–Scholes Model	Significant inputs into the model as of the reporting period begin remeasurement dates, and as of the reporting period end remeasurement dates are as follows:
	Ordinary Share Warrants September 30, 2025	Ordinary Share Warrants December 31, 2024

Share price	$1.32	$1.94
Exercise price	$4.49	$4.49
Expected term (years)	1.16	1.54
Risk-free interest rate	3.96%	4.2%
Expected volatility	90.00%	100.00%
The fair value of the warrant liabilities was measured using a Black–Scholes model. Significant inputs into the model as of the reporting period begin remeasurement dates, and as of the reporting period end remeasurement dates are as follows:
	Ordinary Share Warrants	Ordinary Share Warrants
	December 31, 2024	December 31, 2023

Share price	$1.94	$2.79
Exercise price	$4.49	$4.49
Expected term (years)	1.54	2.04
Risk-free interest rate	4.2%	4.2%
Expected volatility	100.00%	80.00%

Schedule of Warrants Outstanding and Fair Values

The warrants outstanding and fair values at each of the respective valuation dates are summarized below:

	As of
	September 30, 2025	December 31, 2024
Number of ordinary share warrants	4,530,000	4,530,000
Fair value of the warrants	$521,838	$2,338,223

The warrants outstanding and fair values at each of the respective valuation dates are summarized below:

	As of
	December 31, 2024	December 31, 2023
Number of ordinary share warrants	4,530,000	4,530,000
Fair value of the warrants	$2,338,223	$4,084,605